Schedule of Property and Equipment (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Gross property and equipment costs	$ 1,268,903	$ 1,706,805	$ 977,697
Less accumulated depreciation and amortization	(600,240)	(577,367)	(316,420)
Net property and equipment	668,663	1,129,438	661,277
Office Equipment and Computers [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment costs	1,267,898	1,341,292	476,233
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment costs	1,005	19,997	193,914
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment costs		$ 345,516	$ 307,550